Financial Risk Management - Trade receivables (Details) - Trade receivables - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 158,937	$ 144,343
Provision for loss allowance		(52,734)	(26,027)
Trade receivables, net		106,203	118,316
Not due
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 58,924	$ 60,977
Expected loss rate (*)	[1]	1.00%	0.00%
Provision for loss allowance		$ (843)	$ 0
Trade receivables, net		58,081	60,977
Past Due 0 To 30 Days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 20,670	$ 25,477
Expected loss rate (*)	[1]	3.00%	4.00%
Provision for loss allowance		$ (626)	$ (999)
Trade receivables, net		20,044	24,478
Past Due 30 To 60 Days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 6,980	$ 6,962
Expected loss rate (*)	[1]	10.00%	10.00%
Provision for loss allowance		$ (688)	$ (723)
Trade receivables, net		6,292	6,239
Past Due 60 To 90 Days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 4,507	$ 5,141
Expected loss rate (*)	[1]	33.00%	25.00%
Provision for loss allowance		$ (1,495)	$ (1,290)
Trade receivables, net		3,012	3,851
Past Due 90 To 180 Days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 15,604	$ 9,775
Expected loss rate (*)	[1]	60.00%	22.00%
Provision for loss allowance		$ (9,366)	$ (2,181)
Trade receivables, net		6,238	7,594
Past due > 180 days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 52,252	$ 36,011
Expected loss rate (*)	[1]	76.00%	58.00%
Provision for loss allowance		$ (39,716)	$ (20,834)
Trade receivables, net		$ 12,536	$ 15,177

[1]	Average expected loss rate